Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	13.15%	5.76%	3.71%	20.06%	16.31%